FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT [Abstract]
Fair Value Measurement
All of the Company’s cash is classified within Level 2 because the Company’s cash is valued using pricing sources and models utilizing observable market inputs. The Convertible promissory notes are classified as Level 3 due to significant unobservable inputs.

	As of December 31, 2023
(in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash
Cash		2,572.7

Current Liabilities
Convertible promissory notes			42,415.5
Derivative liability			17,282.5

Liabilities
Convertible promissory notes			2,931.5
Derivative liability			1,120.3

	As of December 31, 2022
(in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash
Cash		9,808.4

Liabilities
Convertible promissory notes			4,123.9
Derivative liability			14,905.3